Cover	Dec. 12, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to a Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed by Agrify Corporation (the “Company”) for the purpose of amending Item 9.01 of that certain Current Report on Form 8-K filed by the Company with the U.S. Securities and Exchange Commission (“SEC”) on December 16, 2024 (the “Original Form 8-K”) in connection with the December 12, 2024 completion of the acquisition of substantially all of the assets of Double or Nothing, LLC (“Double or Nothing”). As indicated in the Original Form 8-K, this Amendment is being filed to provide the financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, which were not previously filed with the Original Form 8-K as permitted by the rules of the SEC.
Document Period End Date	Dec. 12, 2024
Entity File Number	001-39946
Entity Registrant Name	AGRIFY CORPORATION
Entity Central Index Key	0001800637
Entity Tax Identification Number	30-0943453
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2468 Industrial Row Dr.
Entity Address, City or Town	Troy
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48084
City Area Code	617
Local Phone Number	896-5243
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AGFY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false